Leases - Supplemental cash flow information (Details)	3 Months Ended
Mar. 31, 2026 USD ($)
Leases
Cash paid for amounts included in the measurement of lease liabilities, Operating cash flows used for operating leases	$ 4,167
Right-of-use assets obtained in exchange for lease obligations, Operating lease liabilities	$ 62,088
Weighted-average remaining lease term (in years)	1 year 9 months 18 days
Weighted-average discount rate	16.10%